Financial assets, liabilities and financial result (excluding Orange Bank) - Fair value hedges affected net finance costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Finance costs, net	€ (1,715)	€ (2,097)	€ (1,583)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Finance costs, net	(1,715)	(2,097)	(1,583)
Telecom activities, operating segment [member] | Operating segments [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Effective portion of hedging derivatives	43	314	(63)
Gain (loss) recognized on hedged items	(43)	(314)	63
costs of hedge (swap points)	(6)	(12)	(18)
Finance costs, net	€ (6)	€ (12)	€ (18)